STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (777,344)	$ (6,784,606)	$ (3,294,265)	$ 2,454,357
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Gain on marketable securities (net), and dividends held in Trust Account		(3,775)	(4,454)	(7,468)
Change in fair value of derivative warrant liabilities		6,110,830	1,854,400	(3,370,040)
Financing costs—derivative warrant liabilities	735,490		735,490
Changes in operating assets and liabilities:
Prepaid expenses				87,744
Prepaid expenses and other assets			(352,963)
Accounts payable				334,062
Accrued expenses			29,107	(1,137)
Accrued expenses - related party			40,000	60,000
Net cash used in operating activities	(26,800)		(976,685)	(442,482)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(250,000,000)
Net cash used in investing activities	(250,000,000)		(250,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party			25,000
Repayment of note payable to related party			(111,542)
Proceeds received from initial public offering, gross			250,000,000
Proceeds received from private placement			7,000,000
Offering costs paid			(5,466,700)
Net cash provided by financing activities	251,773,258		251,446,758
Net increase (decrease) in cash	1,746,458		470,073	(442,482)
Cash - beginning of the period	$ 0		0	470,073
Cash - end of the period		27,591	470,073	27,591
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses			70,000
Offering costs included in note payable—related party			86,542
Deferred underwriting commissions			8,750,000
Class A Ordinary Share
Cash Flows from Operating Activities:
Net income (loss)		$ 3,293	3,841	6,514
Supplemental disclosure of noncash investing and financing activities:
Initial value of Class A ordinary shares subject to possible redemption			218,124,750
Change in value of Class A ordinary shares subject to possible redemption			(2,540,770)	$ (2,454,350)
Class B Ordinary Share
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares			16,000
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares			9,000
Forfeiture of Class B ordinary shares			$ 94